Related Party Transaction (Tables)	12 Months Ended
May. 31, 2015
Balances and Transaction with Related Parties

The Group had the following balances and transaction with related parties:

			Amounts due from related parties-non current As of May 31,
	Notes	Relationship	2014	2015
			US$	US$
Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	930	1,497

			Amounts due from related parties-current As of May 31,		Amounts due to related parties-current As of May 31,
	Notes	Relationship	2014	2015	2014	2015
			US$	US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	1,073	1,096	—	—
MaxEn	(2)	Joint Venture	3,043	2,490	4	1,992
Zhishang Education		Joint Venture	—	—	—	3

Total			4,116	3,586	4	1,995

			Rental expense For the year ended May 31
			2013	2014	2015
			US$	US$	US$

Metropolis Holding China Limited	(1)	Company controlled by Chairman and CEO	4,276	4,173	5,298

			Gain on disposal of subsidiaries For the year ended May 31
			2013	2014	2015
			US$	US$	US$

MaxEn	(Note 4)	Joint Venture	—	3,621	—

(1)	Since April 2010, the Group began renting a large portion of a building owned by Metropolis Holding China Limited for office space. In March 2012, Metropolis Holding China Limited was acquired by a company wholly owned by Mr. Yu, the Group’s chairman and chief executive officer. As a result, Metropolis Holding China Limited became a related party of the Group thereafter. As of May 31, 2015, the non-current and current amounts due from Metropolis Holding China Limited were US$1,497 and US$1,096, respectively, which represented prepaid rent and deposit for the building. The amount of the rental payments was determined based on the prevailing market rates and was duly approved by all of the directors.

(2)	In September 2012, MaxEn became a joint venture of the Group. As a result, MaxEn became a related party of the Group thereafter. As of May 31, 2015, the amount due from MaxEn was US$2,490, which represented MaxEn’s pre-operating expenses of US$578 prepaid by the Group and unpaid consideration of US$1,912 for disposal of Boost Caring and North Star; the amount due to MaxEn was US$1,992, which represented miscellaneous payments of US$13 paid for the Group and tuition collected on behalf of MaxEn of US$1,979. The amount due to MaxEn is non-interest bearing and unsecured and has no fixed repayment terms.

Parent Company [Member]
Balances and Transaction with Related Parties

The following represented related party balances as of May 31, 2013 and 2014:

	May 31,
	2014	2015
	US$	US$
Amount due from related parties:
Winner Park	11	12
Smart Shine	8,511	8,512
Elite Concept Holdings Limited	7,871	8,631
New Oriental China	2,118	8,541

	18,511	25,696

Amount due to related parties:
Elite Concept Holdings Limited	357	357
Abundant State Limited	—	75,060

	357	75,417